Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Textuals Abstract
Net sales	$ 16,311	$ 16,049	$ 13,715
Number of Eaton employees	103,000
Countries of operation	over 50
Countries where products are sold	175
Equity method of accounting minimum ownership interest	20.00%
Equity method of accounting maximum ownership interest	50.00%
Weighted average amortization period for customer relationships	15
Property, plant and equipment, estimated useful lives	40
Machinery and equipment useful life range	3 to 10 years
RSU and awards vesting period	three to four years
Weighted average amortization period for intangible assets	17 years
Software amortization maximum life	10